Classification of Discontinued Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue			$ 6,063	$ 7,049	$ 7,820
Direct costs			(9,319)	(9,696)	(8,403)
Amortization			(16)	(1,277)	(1,726)
Impairment of held for sale assets			(12,608)
Loss on disposal			(210)
Operating loss			(16,090)	(3,924)	(2,309)
Financing income (charges)			(17)	(436)	325
Income tax recovery				1,158	548
Earnings (loss) from discontinued operations, net of tax	$ 345	$ (786)	$ (16,107)	$ (3,202)	$ (1,436)